Vanguard® Intermediate-Term Treasury Index Fund
Schedule of Investments (unaudited)
As of November 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (99.4%)
U.S. Government Securities (99.4%)
United States Treasury Note/Bond	0.375%	12/31/25	156,289	139,903
United States Treasury Note/Bond	2.625%	12/31/25	83,289	79,853
United States Treasury Note/Bond	0.375%	1/31/26	201,750	179,873
United States Treasury Note/Bond	2.625%	1/31/26	115,842	110,955
United States Treasury Note/Bond	1.625%	2/15/26	223,260	206,934
United States Treasury Note/Bond	6.000%	2/15/26	19,086	20,148
United States Treasury Note/Bond	0.500%	2/28/26	261,202	233,164
United States Treasury Note/Bond	2.500%	2/28/26	54,178	51,621
United States Treasury Note/Bond	0.750%	3/31/26	183,932	165,395
United States Treasury Note/Bond	2.250%	3/31/26	100,525	95,043
United States Treasury Note/Bond	0.750%	4/30/26	175,251	157,041
United States Treasury Note/Bond	2.375%	4/30/26	110,902	105,114
United States Treasury Note/Bond	1.625%	5/15/26	247,204	228,123
United States Treasury Note/Bond	0.750%	5/31/26	204,210	182,545
United States Treasury Note/Bond	2.125%	5/31/26	99,027	92,962
United States Treasury Note/Bond	0.875%	6/30/26	179,382	160,771
United States Treasury Note/Bond	1.875%	6/30/26	117,324	109,130
United States Treasury Note/Bond	0.625%	7/31/26	180,293	159,728
United States Treasury Note/Bond	1.875%	7/31/26	142,019	131,856
United States Treasury Note/Bond	1.500%	8/15/26	256,392	234,519
United States Treasury Note/Bond	6.750%	8/15/26	9,970	10,883
United States Treasury Note/Bond	0.750%	8/31/26	236,354	209,912
United States Treasury Note/Bond	1.375%	8/31/26	61,784	56,204
United States Treasury Note/Bond	0.875%	9/30/26	201,364	179,340
United States Treasury Note/Bond	1.625%	9/30/26	74,615	68,494
United States Treasury Note/Bond	1.125%	10/31/26	202,056	181,408
United States Treasury Note/Bond	1.625%	10/31/26	91,927	84,199
United States Treasury Note/Bond	2.000%	11/15/26	250,496	232,609
United States Treasury Note/Bond	6.500%	11/15/26	14,831	16,154
United States Treasury Note/Bond	1.250%	11/30/26	229,966	207,221
United States Treasury Note/Bond	1.625%	11/30/26	90,960	83,214
United States Treasury Note/Bond	1.250%	12/31/26	222,330	199,958
United States Treasury Note/Bond	1.750%	12/31/26	94,273	86,613
United States Treasury Note/Bond	1.500%	1/31/27	300,090	272,285
United States Treasury Note/Bond	2.250%	2/15/27	179,027	167,446
United States Treasury Note/Bond	6.625%	2/15/27	8,789	9,661
United States Treasury Note/Bond	1.125%	2/28/27	58,451	52,168
United States Treasury Note/Bond	1.875%	2/28/27	204,793	188,602
United States Treasury Note/Bond	0.625%	3/31/27	92,695	80,688
United States Treasury Note/Bond	2.500%	3/31/27	196,558	185,594
United States Treasury Note/Bond	0.500%	4/30/27	125,196	108,216

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	2.750%	4/30/27	198,251	189,144
United States Treasury Note/Bond	2.375%	5/15/27	220,174	206,516
United States Treasury Note/Bond	0.500%	5/31/27	144,002	124,044
United States Treasury Note/Bond	2.625%	5/31/27	189,197	179,560
United States Treasury Note/Bond	0.500%	6/30/27	149,901	128,821
United States Treasury Note/Bond	3.250%	6/30/27	199,828	194,645
United States Treasury Note/Bond	0.375%	7/31/27	171,139	145,923
United States Treasury Note/Bond	2.750%	7/31/27	184,254	175,560
United States Treasury Note/Bond	2.250%	8/15/27	177,981	165,745
United States Treasury Note/Bond	6.375%	8/15/27	12,191	13,444
United States Treasury Note/Bond	0.500%	8/31/27	148,486	126,979
United States Treasury Note/Bond	3.125%	8/31/27	177,787	172,370
United States Treasury Note/Bond	0.375%	9/30/27	191,493	162,410
United States Treasury Note/Bond	4.125%	9/30/27	160,740	162,699
United States Treasury Note/Bond	0.500%	10/31/27	178,179	151,675
United States Treasury Note/Bond	4.125%	10/31/27	122,316	123,864
United States Treasury Note/Bond	2.250%	11/15/27	175,966	163,263
United States Treasury Note/Bond	6.125%	11/15/27	24,050	26,466
United States Treasury Note/Bond	0.625%	11/30/27	195,677	167,182
United States Treasury Note/Bond	3.875%	11/30/27	185,490	186,186
United States Treasury Note/Bond	0.625%	12/31/27	200,364	170,873
United States Treasury Note/Bond	0.750%	1/31/28	240,058	205,550
United States Treasury Note/Bond	2.750%	2/15/28	206,255	195,556
United States Treasury Note/Bond	1.125%	2/29/28	285,804	249,364
United States Treasury Note/Bond	1.250%	3/31/28	217,859	190,967
United States Treasury Note/Bond	1.250%	4/30/28	214,356	187,561
United States Treasury Note/Bond	2.875%	5/15/28	232,747	221,655
United States Treasury Note/Bond	1.250%	5/31/28	263,366	229,993
United States Treasury Note/Bond	1.250%	6/30/28	195,093	170,036
United States Treasury Note/Bond	1.000%	7/31/28	223,754	191,834
United States Treasury Note/Bond	2.875%	8/15/28	254,212	241,780
United States Treasury Note/Bond	5.500%	8/15/28	26,812	28,986
United States Treasury Note/Bond	1.125%	8/31/28	232,246	200,240
United States Treasury Note/Bond	1.250%	9/30/28	231,482	200,666
United States Treasury Note/Bond	1.375%	10/31/28	210,183	183,220
United States Treasury Note/Bond	3.125%	11/15/28	232,181	223,510
United States Treasury Note/Bond	5.250%	11/15/28	35,180	37,681
United States Treasury Note/Bond	1.500%	11/30/28	231,504	203,000
United States Treasury Note/Bond	1.375%	12/31/28	209,380	182,357
United States Treasury Note/Bond	1.750%	1/31/29	219,284	194,717
United States Treasury Note/Bond	2.625%	2/15/29	232,442	217,297
United States Treasury Note/Bond	5.250%	2/15/29	19,707	21,163
United States Treasury Note/Bond	1.875%	2/28/29	212,027	189,764
United States Treasury Note/Bond	2.375%	3/31/29	189,871	174,741
United States Treasury Note/Bond	2.875%	4/30/29	173,928	164,851
United States Treasury Note/Bond	2.375%	5/15/29	211,299	194,428
United States Treasury Note/Bond	2.750%	5/31/29	162,866	153,196
United States Treasury Note/Bond	3.250%	6/30/29	156,301	151,441
United States Treasury Note/Bond	2.625%	7/31/29	162,246	151,396
United States Treasury Note/Bond	1.625%	8/15/29	172,504	151,507
United States Treasury Note/Bond	6.125%	8/15/29	18,947	21,484
United States Treasury Note/Bond	3.125%	8/31/29	151,756	145,994
United States Treasury Note/Bond	3.875%	9/30/29	117,169	117,993
United States Treasury Note/Bond	4.000%	10/31/29	135,243	137,314
United States Treasury Note/Bond	1.750%	11/15/29	123,988	109,865
United States Treasury Note/Bond	3.875%	11/30/29	150,385	151,677
United States Treasury Note/Bond	1.500%	2/15/30	227,668	196,648
United States Treasury Note/Bond	0.625%	5/15/30	311,978	250,655

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	6.250%	5/15/30	24,929	28,902
	United States Treasury Note/Bond	0.625%	8/15/30	405,063	323,544
	United States Treasury Note/Bond	0.875%	11/15/30	422,702	343,445
	United States Treasury Note/Bond	1.125%	2/15/31	365,063	302,432
	United States Treasury Note/Bond	5.375%	2/15/31	28,765	32,068
	United States Treasury Note/Bond	1.625%	5/15/31	404,440	345,796
	United States Treasury Note/Bond	1.250%	8/15/31	443,859	365,560
	United States Treasury Note/Bond	1.375%	11/15/31	454,885	376,346
	United States Treasury Note/Bond	1.875%	2/15/32	407,257	350,750
	United States Treasury Note/Bond	2.875%	5/15/32	396,107	371,227
	United States Treasury Note/Bond	2.750%	8/15/32	379,238	351,269
	United States Treasury Note/Bond	4.125%	11/15/32	150,381	156,255
Total U.S. Government and Agency Obligations (Cost $19,676,694)					18,250,597
				Shares
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[1]	Vanguard Market Liquidity Fund (Cost $58,501)	3.877%		585,086	58,503
Total Investments (99.7%) (Cost $19,735,195)					18,309,100
Other Assets and Liabilities—Net (0.3%)					53,992
Net Assets (100%)					18,363,092
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of November 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	18,250,597	—	18,250,597
Temporary Cash Investments	58,503	—	—	58,503
Total	58,503	18,250,597	—	18,309,100